Derivative Financial Instruments and Risk Management Policies - Evolution of Hedges in Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	€ 725	€ 437
Changes in the fair value registered in equity	(469)	820
Transfer to the initial value of hedged item	15	(6)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	1
Transfer to the income statement of the period - the hedged item has affected profit or loss	(53)	530
Total translation differences	(4)	3
Other movements	(7)	0
Balance of hedges in equity at end of period	313	725
Derivative instruments | Net investment hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(30)	705
Changes in the fair value registered in equity	(66)	(743)
Transfer to the initial value of hedged item	0	0
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	0	(10)
Total translation differences	(1)	(6)
Other movements	(3)	4
Balance of hedges in equity at end of period	(100)	(30)
Amounts remaining in equity for continuing hedges	(100)	(30)
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	0	0
Derivative instruments | Interest rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(37)	(70)
Changes in the fair value registered in equity	(49)	4
Transfer to the initial value of hedged item	1	1
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	(32)	(26)
Total translation differences	(3)	2
Other movements	0	0
Balance of hedges in equity at end of period	(56)	(37)
Amounts remaining in equity for continuing hedges	(33)	10
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(23)	(47)
Derivative instruments | Exchange rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	861	247
Changes in the fair value registered in equity	(445)	1,235
Transfer to the initial value of hedged item	6	(2)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	1
Transfer to the income statement of the period - the hedged item has affected profit or loss	(19)	620
Total translation differences	0	0
Other movements	0	0
Balance of hedges in equity at end of period	441	861
Amounts remaining in equity for continuing hedges	408	826
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	33	35
Derivative instruments | Interest rate and exchange rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	210	(270)
Changes in the fair value registered in equity	(66)	612
Transfer to the initial value of hedged item	13	(7)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	(19)	127
Total translation differences	0	2
Other movements	0	0
Balance of hedges in equity at end of period	176	210
Amounts remaining in equity for continuing hedges	250	290
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(74)	(80)
No derivative instruments | Net investment hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(9)	(5)
Changes in the fair value registered in equity	2	(4)
Transfer to the initial value of hedged item	0	0
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	0	0
Total translation differences	0	0
Other movements	(4)	0
Balance of hedges in equity at end of period	(11)	(9)
Amounts remaining in equity for continuing hedges	(11)	(9)
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	0	0
Total gross amount
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	995	607
Changes in the fair value registered in equity	(624)	1,104
Transfer to the initial value of hedged item	20	(8)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	1
Transfer to the income statement of the period - the hedged item has affected profit or loss	(70)	711
Total translation differences	(4)	(2)
Other movements	(7)	4
Balance of hedges in equity at end of period	450	995
Amounts remaining in equity for continuing hedges	514	1,087
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(64)	(92)
Tax effect
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(270)	(170)
Changes in the fair value registered in equity	155	(284)
Transfer to the initial value of hedged item	(5)	2
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	17	(181)
Total translation differences	0	5
Other movements	0	(4)
Balance of hedges in equity at end of period	(137)	(270)
Interest expenses | Derivative instruments | Interest rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Transfer to the income statement of the period - the hedged item has affected profit or loss	(240)	(181)
Interest expenses | Derivative instruments | Exchange rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Transfer to the income statement of the period - the hedged item has affected profit or loss	€ 324	€ (536)